Schedule of Investments - InfraCap MLP ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 127.7%

Energy - 127.7%
BP Midstream Partners LP(1)	1,287,552	$15,012,856
Cheniere Energy Partners LP(1)	1,807	70,726
Cheniere Energy, Inc.*	681	43,128
Crestwood Equity Partners LP(1)	416,155	8,610,247
DCP Midstream LP(1)	483,953	9,679,060
Enable Midstream Partners LP	541,754	2,882,131
Energy Transfer LP(1)(2)	1,898,208	11,901,764
EnLink Midstream LLC*	108,058	420,346
Enterprise Products Partners LP(1)(2)	975,195	19,728,195
Holly Energy Partners LP	378,896	5,516,726
Kinder Morgan, Inc.(2)	45,636	642,555
Magellan Midstream Partners LP(1)(2)	379,994	16,894,533
Marathon Petroleum Corp.(2)	51,028	2,202,368
MPLX LP(1)	1,264,336	29,218,805
NGL Energy Partners LP(1)	669,886	1,835,488
Noble Midstream Partners LP(1)	635,501	7,352,747
NuStar Energy LP(1)	1,475,997	22,508,954
ONEOK, Inc.	10,659	424,548
Phillips 66 Partners LP(1)	395,961	9,946,540
Plains All American Pipeline LP(1)(2)	1,924,896	16,111,379
Shell Midstream Partners LP(1)	840,127	9,695,066
TC PipeLines LP(1)	84,872	2,519,850
Western Midstream Partners LP(1)	950,520	14,001,160
Williams Cos., Inc. (The)	61,972	1,315,665
TOTAL INVESTMENTS - 127.7%
(Cost $266,185,551)		208,534,837
Liabilities in Excess of Other Assets - (27.7)%		(45,267,889)
Net Assets - 100.0%		$163,266,948

Security Description	Notional Amount	Number of contracts

WRITTEN OPTIONS - (0.1)%

Written Call Options
Energy Transfer LP,
Expires 02/05/21,
Strike Price $7.50	(100,000)	(1,000)	(3,000)
Energy Transfer LP,
Expires 02/19/21,
Strike Price $7.50	(10,000)	(100)	(1,000)
Enterprise Products Partners LP,
Expires 02/05/21,
Strike Price $24.50	(102,000)	(1,020)	(1,020)
Enterprise Products Partners LP,
Expires 02/12/21,
Strike Price $24.00	(80,000)	(800)	(3,200)
Enterprise Products Partners LP,
Expires 02/12/21,
Strike Price $24.50	(12,600)	(126)	(378)
Enterprise Products Partners LP,
Expires 02/19/21,
Strike Price $24.00	(111,000)	(1,110)	(4,440)
Enterprise Products Partners LP,
Expires 03/05/21,
Strike Price $24.00	(20,000)	(200)	(1,600)
Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Kinder Morgan, Inc.,
Expires 02/19/21,
Strike Price $15.50	(30,000)	(300)	$(2,400)
Kinder Morgan, Inc.,
Expires 02/26/21,
Strike Price $15.50	(30,000)	(300)	(4,200)
Magellan Midstream Partners LP,
Expires 02/19/21,
Strike Price $50.00	(20,000)	(200)	(2,500)
Marathon Petroleum Corp.,
Expires 02/05/21,
Strike Price $48.00	(22,000)	(220)	(7,040)
Plains All American Pipeline LP,
Expires 02/05/21,
Strike Price $11.00	(50,000)	(500)	0
Plains All American Pipeline LP,
Expires 02/12/21,
Strike Price $11.00	(111,000)	(1,110)	(1,110)
Plains All American Pipeline LP,
Expires 02/19/21,
Strike Price $10.50	(1,000)	(10)	(50)
Plains All American Pipeline LP,
Expires 02/26/21,
Strike Price $10.50	(10,000)	(100)	(1,000)
Written Put Options
Kinder Morgan, Inc.,
Expires 02/05/21,
Strike Price $14.50	(26,000)	(260)	(15,080)
Kinder Morgan, Inc.,
Expires 02/12/21,
Strike Price $15.00	(51,000)	(510)	(56,610)
Total Written Options - (0.1)%
(Premiums Received $126,307)			$(104,628)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for borrowings and open written option contracts. The aggregate market value of the collateral at January 31, 2021 was $147,256,788.
(2)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF

(continued)

January 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$208,534,837	$—	$—	$208,534,837
Total	$208,534,837	$—	$—	$208,534,837
Liability Valuation Inputs
Written Options	$103,090	$1,538	$—	$104,628
Total	$103,090	$1,538	$—	$104,628